Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Tax Disclosure [Abstract]
Effective income tax rate	7.70%	8.80%